IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2020

COMMON STOCKS — 64.2%

Shares	Description	Fair Value
Belgium — 0.5%
167,201	Anheuser-Busch InBev SA/NV	$11,644,926
Bermuda — 0.5%
470,000	Jardine Strategic Holdings Ltd.	11,693,600
Canada — 0.8%
715,726	Barrick Gold Corp.	16,304,238
China — 1.1%
47,437	Baidu Inc., ADR (a)	10,257,777
323,710	SINA Corp. (a)	13,718,830
		23,976,607
France — 9.6%
2,151,568	Bolloré SA	8,889,463
1,558,026	Bureau Veritas SA (a)	41,417,170
651,629	Danone SA	42,796,326
9,310	Dassault Aviation SA (a)	10,202,085
910,241	Publicis Groupe SA	45,324,957
492,778	Sodexo SA	41,670,598
90,464	Wendel SE	10,824,979
		201,125,578
Germany — 5.0%
403,104	Bayer AG	23,693,539
911,463	Bayerische Motoren Werke AG	80,451,266
		104,144,805
Ireland — 0.9%
8,826,014	AIB Group Plc (a)	18,125,048
Japan — 6.7%
5,060,700	Astellas Pharma Inc.	78,235,773
225,700	Benesse Holdings Inc.	4,406,119
111,500	Fan Communications Inc.	453,325
1,327,700	H.U. Group Holdings Inc.	35,787,718
26,100	Nitto Kohki Co., Ltd.	442,763
719,600	Rohto Pharmaceutical Co., Ltd.	21,328,301
		140,653,999
Mexico — 2.0%
8,919,497	Grupo México SAB de CV, Series ‘B’	37,825,892
606,092	Promotora y Operadora de Infraestructura SAB de CV, Series ‘A’	5,373,948
		43,199,840
Netherlands — 2.9%
223,146	Airbus SE (a)	24,474,596
252,334	Heineken NV	28,119,829
315,731	Royal Boskalis Westminster NV (a)	8,693,966
		61,288,391
Singapore — 0.1%
2,723,099	First Resources Ltd.	2,637,384
South Korea — 3.1%
262,069	Daou Technology Inc.	5,322,645
120,134	Hyundai Mobis Co., Ltd.	28,339,769
656,168	Kangwon Land Inc.	14,191,519

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2020

Shares	Description	Fair Value
South Korea — 3.1% (continued)
221,565	KT&G Corp.	$16,970,257
		64,824,190
Spain — 0.6%
70,164	Aena SME, SA (a)	12,188,795
Switzerland — 6.2%
818,390	Compagnie Financière Richemont SA	73,951,615
145,171	Nestlé SA	17,090,820
2,766,408	UBS Group AG	38,692,170
		129,734,605
Thailand — 1.0%
5,307,200	Bangkok Bank PCL, NVDR	20,993,780
United Kingdom — 3.7%
535,828	Inchcape Plc (a)	4,715,216
1,097,187	Newmont Corp.	65,710,529
618,375	WPP Plc	6,765,026
		77,190,771
United States — 19.5%
1,019,653	Adtalem Global Education Inc. (a)	34,617,219
7,290	Alphabet Inc., Class ‘A’ (a)	12,776,746
68,835	American Express Co.	8,322,840
86,353	Astronics Corp. (a)	1,142,450
161	Berkshire Hathaway Inc., Class ‘A’ (a)	55,998,215
327,544	Berkshire Hathaway Inc., Class ‘B’ (a)	75,947,627
396,942	CDK Global Inc.	20,573,504
178,081	Flowserve Corp.	6,562,285
1,004,495	Gruma SAB de CV, Series ‘B’	11,971,963
1,855,673	LKQ Corp. (a)	65,393,916
44,437	Mastercard Inc., Class ‘A’	15,861,343
358,678	Qurate Retail, Inc., Series ‘A’	3,934,698
215,172	Skechers USA Inc., Class ‘A’ (a)	7,733,282
1,340,915	Wells Fargo & Co.	40,468,815
2,203,081	Western Union Co.	48,335,597
		409,640,500
	TOTAL COMMON STOCKS (Cost — $926,734,300)	1,349,367,057

PREFERRED STOCKS — 0.1%
United States — 0.1%
10,867	Qurate Retail, Inc., 8% Series ‘A’	1,075,833
	TOTAL PREFERRED STOCKS (Cost — $473,514)	1,075,833

Principal Amount
SHORT-TERM INVESTMENTS — 36.2%

Commercial Paper — 30.2%
50,000,000	USD	American Honda Finance Corp., 0.21% due 1/11/2021 (b)	49,996,257
60,000,000	USD	Consolidated Edison Co. of New York, Inc., 0.16% due 1/4/2021 (b)	59,999,000
60,000,000	USD	DNB of New York, Bank ASA, 0.05% due 1/6/2021 (b)	59,999,010
		Exxon Mobil Corp.:
54,500,000	USD	0.08% due 1/26/2021	54,495,710
30,000,000	USD	0.08% due 1/27/2021	29,997,547

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2020

Principal Amount		Description	Fair Value
Commercial Paper — 30.2% (continued)
		L’Oréal USA Inc.:
18,300,000	USD	0.08% due 1/5/2021 (b)	$18,299,761
21,300,000	USD	0.08% due 1/13/2021 (b)	21,299,385
18,000,000	USD	0.08% due 1/14/2021 (b)	17,999,440
35,000,000	USD	Nestlé Finance International Ltd., 0.1% due 1/12/2021 (b)	34,999,137
15,000,000	USD	Roche Holding, Inc., 0.07% due 1/5/2021 (b)	14,999,833
49,600,000	USD	Societe Generale, 0.1% due 1/4/2021 (b)	49,599,449
48,000,000	USD	Swedbank AB, 0.08% due 1/6/2021	47,999,208
56,000,000	USD	Toronto Dominion Bank, 0.21% due 1/19/2021 (b)	55,995,951
		Vodafone Group Plc:
20,900,000	USD	0.31% due 1/8/2021 (b)	20,899,289
35,000,000	USD	0.34% due 1/8/2021 (b)	34,998,810
		WEC Energy Group Inc.:
22,000,000	USD	0.16% due 1/4/2021 (b)	21,999,633
38,600,000	USD	0.2% due 1/5/2021 (b)	38,599,196
3,000,000	USD	0.16% due 1/6/2021 (b)	2,999,925
			635,176,541
Investment Company — 6.0%
125,200,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.01% (c)	125,200,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $760,377,051)	760,376,541
		TOTAL INVESTMENTS — 100.5% (Cost — $1,687,584,865)	2,110,819,431
		Liabilities In Excess of Other Assets — (0.5)%	(11,362,283)
		TOTAL NET ASSETS — 100.0%	$2,099,457,148

The IVA Worldwide Fund had the following open forward foreign currency contracts at December 31, 2020:

FOREIGN CURRENCY	COUNTERPARTY	SETTLEMENT DATES THROUGH	LOCAL CURRENCY AMOUNT	USD EQUIVALENT	USD VALUE AT DECEMBER 31, 2020	NET UNREALIZED DEPRECIATION
Contracts to Sell:
Thai baht	State Street Bank & Trust Co.	03/09/2021	THB 563,624,000	18,668,800	$18,814,905	$(146,105)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(146,105)

Abbreviations used in this schedule:

ADR	- American Depositary Receipt
NVDR	- Non-voting Depositary Receipt
THB	- Thai baht
USD	- United States dollar

(a)	Non-income producing investment.
(b)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(c)	Rate disclosed is the daily yield on December 31, 2020.

Sector Allocation (As a Percent of Total Net Assets)
Consumer Discretionary	17.2%
Holding Company	7.3%
Consumer Staples	7.1%
Health Care	6.6%
Financials	6.4%

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2020

Industrials	5.3%
Communication Services	4.6%
Technology	4.0%
Gold & Gold Mining	4.0%
Materials	1.8%
Short-Term Investments	36.2%
Other (a)	(0.5)%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2020

COMMON STOCKS — 63.3%

Shares	Description	Fair Value
Argentina — 0.4%
493,401	Loma Negra Companía Industrial Argentina SA, ADR	$3,034,416
Australia — 0.2%
3,021,539	WPP AUNZ Ltd. (a)	1,618,972
Belgium — 0.9%
109,386	Anheuser-Busch InBev SA/NV	7,618,327
Bermuda — 0.6%
193,626	Jardine Strategic Holdings Ltd.	4,817,415
Canada — 0.8%
279,536	Barrick Gold Corp.	6,367,830
China — 1.8%
38,668	Baidu Inc., ADR (a)	8,361,568
322,657	Phoenix New Media Ltd., ADR	387,189
163,163	SINA Corp. (a)	6,914,848
		15,663,605
France — 12.7%
1,459,399	Bolloré SA	6,029,683
804,573	Bureau Veritas SA (a)	21,388,049
423,582	Danone SA	27,819,132
5,333	Dassault Aviation SA (a)	5,844,009
80,473	Ipsos SA	2,713,352
419,724	Publicis Groupe SA	20,899,929
224,281	Sodexo SA	18,965,789
35,902	Wendel SE	4,296,056
		107,955,999
Germany — 6.1%
253,375	Bayer AG	14,892,808
416,118	Bayerische Motoren Werke AG	36,729,105
		51,621,913
Hong Kong — 0.4%
14,887,000	APT Satellite Holdings Ltd.	3,341,315
India — 0.6%
129,819	Bajaj Holdings and Investment Ltd.	5,479,342
Ireland — 0.8%
3,360,519	AIB Group Plc (a)	6,901,141
Japan — 8.5%
2,574,000	Astellas Pharma Inc.	39,792,693
128,200	Benesse Holdings Inc.	2,502,722
42,000	Fan Communications Inc.	170,759
497,600	H.U. Group Holdings Inc.	13,412,645
30,900	Hi-Lex Corp.	460,228
9,800	Nitto Kohki Co., Ltd.	166,248
375,400	Rohto Pharmaceutical Co., Ltd.	11,126,521
113,800	San-A Co., Ltd.	4,826,178
		72,457,994
Mexico — 3.3%
2,146,620	Grupo Comercial Chedraui SAB de CV	3,095,957
3,506,579	Grupo México SAB de CV, Series ‘B’	14,870,735
413,151	Promotora y Operadora de Infraestructura SAB de CV, Series ’A’	3,663,226

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2020

Shares	Description	Fair Value
Mexico — 3.3% (continued)
943,000	Quálitas Controladora, SAB de CV	$5,065,317
202,300	Regional SAB de CV (a)	935,686
		27,630,921
Netherlands — 3.7%
95,873	Airbus SE (a)	10,515,326
144,032	Heineken NV	16,050,770
188,528	Royal Boskalis Westminster NV (a)	5,191,306
		31,757,402
Singapore — 1.1%
1,064,200	First Resources Ltd.	1,030,702
495,720	Haw Par Corp. Ltd.	4,013,471
245,600	United Overseas Bank Ltd.	4,198,021
		9,242,194
South Korea — 4.9%
197,801	Daou Technology Inc.	4,017,356
46,046	DONGKOOK Pharmaceutical Co., Ltd.	1,242,904
58,953	Hyundai Mobis Co., Ltd.	13,907,090
404,640	Kangwon Land Inc.	8,751,503
146,738	KT&G Corp.	11,239,057
180,725	WHANIN Pharmaceutical Co., Ltd.	2,783,113
		41,941,023
Spain — 0.9%
44,503	Aena SME, SA (a)	7,731,001
Switzerland — 8.0%
372,815	Compagnie Financière Richemont SA	33,688,426
93,110	Nestlé SA	10,961,737
1,636,395	UBS Group AG	22,887,323
		67,537,486
Thailand — 1.5%
3,130,000	Bangkok Bank PCL, NVDR	12,381,393
United Arab Emirates — 0.1%
852,069	Emaar Malls PJSC (a)	424,509
United Kingdom — 5.4%
613,323	Inchcape Plc (a)	5,397,161
2,568,247	Mitie Group Plc	1,439,953
594,453	Newmont Corp.	35,601,790
327,002	WPP Plc	3,577,404
		46,016,308
United States — 0.6%
460,715	Gruma SAB de CV, Series ‘B’	5,490,981
	TOTAL COMMON STOCKS
	(Cost — $398,531,431)	537,031,487
PREFERRED STOCKS — 0.3%
Chile — 0.3%
788,898	Embotelladora Andina SA, Series ‘B’	2,001,097

	TOTAL PREFERRED STOCKS
	(Cost — $1,688,647)	2,001,097

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2020

Principal Amount		Description	Fair Value
SHORT-TERM INVESTMENTS — 37.8%
Commercial Paper — 29.1%
8,000,000	USD	American Honda Finance Corp., 0.25% due 1/5/2021 (b)	$7,999,778
25,000,000	USD	Consolidated Edison Co. of New York, Inc., 0.16% due 1/4/2021 (b)	24,999,583
25,000,000	USD	DNB of New York, Bank ASA, 0.05% due 1/6/2021 (b)	24,999,588
		Exxon Mobil Corp.:
24,500,000	USD	0.08% due 1/26/2021	24,498,071
9,200,000	USD	0.08% due 1/27/2021	9,199,248
7,000,000	USD	Florida Power & Light Co., 0.1% due 1/28/2021	6,999,069
		L’Oréal USA Inc.:
10,000,000	USD	0.08% due 1/5/2021 (b)	9,999,869
15,000,000	USD	0.08% due 1/13/2021 (b)	14,999,567
7,000,000	USD	0.08% due 1/14/2021 (b)	6,999,782
13,900,000	USD	Nestlé Finance International Ltd., 0.101% due 1/12/2021 (b)	13,899,657
10,000,000	USD	Roche Holding, Inc., 0.071% due 1/5/2021 (b)	9,999,889
22,900,000	USD	Swedbank AB, 0.08% due 1/6/2021	22,899,622
22,000,000	USD	Toronto Dominion Bank, 0.21% due 1/19/2021 (b)	21,998,409
		Vodafone Group Plc:
11,400,000	USD	0.31% due 1/8/2021 (b)	11,399,613
10,000,000	USD	0.34% due 1/8/2021 (b)	9,999,660
		WEC Energy Group Inc.:
10,000,000	USD	0.16% due 1/4/2021 (b)	9,999,833
13,200,000	USD	0.2% due 1/5/2021 (b)	13,199,725
2,700,000	USD	0.16% due 1/6/2021 (b)	2,699,933
			246,790,896
Investment Company — 8.7%
74,100,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.01% (c)	74,100,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $320,891,260)	320,890,896
		TOTAL INVESTMENTS — 101.4% (Cost — $721,111,338)	859,923,480
		Liabilities In Excess of Other Assets — (1.4)%	(11,643,650)
		TOTAL NET ASSETS — 100.0%	$848,279,830

The IVA International Fund had the following open forward foreign currency contracts at December 31, 2020:

FOREIGN CURRENCY	COUNTERPARTY	SETTLEMENT DATES THROUGH	LOCAL CURRENCY AMOUNT	USD EQUIVALENT	USD VALUE AT DECEMBER 31, 2020	NET UNREALIZED DEPRECIATION
Contracts to Sell:
Thai baht	State Street Bank & Trust Co.	03/09/2021	THB 332,406,000	10,999,843	$11,096,382	$(96,539)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(96,539)

Abbreviations used in this schedule:

ADR      - American Depositary Receipt

NVDR    - Non-voting Depositary Receipt

THB       - Thai baht

USD       - United States dollar

(a)	Non-income producing investment.

(b)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

December 31, 2020

(c)	Rate disclosed is the daily yield on December 31, 2020.

Sector Allocation (As a Percent of Total Net Assets)
Consumer Discretionary	14.1%
Consumer Staples	11.9%
Health Care	9.1%
Financials	7.3%
Industrials	6.5%
Communication Services	6.3%
Gold & Gold Mining	5.0%
Materials	2.2%
Holding Company	1.1%
Real Estate	0.1%
Short-Term Investments	37.8%
Other (a)	(1.4)%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds’ financial statements.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAV.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Notes to Schedules of Investments (unaudited)	IVA Funds

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

●	Level 1 – last traded/quoted prices in active markets for identical unrestricted investments

●	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$479,375,178	$460,351,379	—	$939,726,557
United States	409,640,500	—	—	409,640,500
Preferred stocks	1,075,833	—	—	1,075,833
Short-term investments	125,200,000	635,176,541	—	760,376,541
Total assets	$1,015,291,511	$1,095,527,920	—	$2,110,819,431
LIABILITIES
Unrealized depreciation on open forward foreign currency contracts	—	$146,105	—	$146,105

For the year ended September 30, 2020 and the period ended December 31, 2020, there were no level 3 assets or liabilities held in the Worldwide Fund.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$285,600,697	$245,939,809	—	$531,540,506
United States	5,490,981	—	—	5,490,981
Preferred stocks	—	2,001,097	—	2,001,097
Short-term investments	74,100,000	246,790,896	—	320,890,896
Total assets	$365,191,678	$494,731,802	—	$859,923,480
LIABILITIES
Unrealized depreciation on open forward foreign currency contracts	—	$96,539	—	$96,539

For the year ended September 30, 2020 and the period ended December 31, 2020, there were no level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Other Investment Risks. Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

Note 2 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2020, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended December 31, 2020, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at December 31, 2020.

Worldwide Fund

Risk-Type Category		Fair Value
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(146,105)

International Fund

Risk-Type Category		Fair Value
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(96,539)

During the period ended December 31, 2020, the Worldwide Fund had average notional values of $32,612,809 on open forward foreign currency contracts to sell.

During the period ended December 31, 2020, the International Fund had average notional values of $23,301,357 on open forward foreign currency contracts to sell.